LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET
Summary of land use rights, net

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	63,618	63,618
Less: Accumulated amortization	(3,169)	(4,441)
Land use right, net	60,449	59,177